                                    PIONEER
                            The one to remember(SM).



                                    PIONEER
                                    -------
                                      CASH
                                    RESERVES
                                      FUND



                                     ANNUAL
                                     REPORT
                                    12/31/01



                           [PIONEER INVESTMENTS LOGO]
                              ONE GOAL. YOURS(SM).

TABLE OF CONTENTS
------------------------------------------------------------
Letter from the President                                1

Portfolio Summary                                        2

Performance Update                                       3

Portfolio Management Discussion                          4

Schedule of Investments                                  6

Financial Statements                                    10

Notes to Financial Statements                           16

Report of Independent Public Accountants                20

Trustees, Officers and Service Providers                21

Programs and Services for Pioneer Shareowners           26

The Pioneer Family of Mutual Funds                      28

PIONEER CASH RESERVES FUND

LETTER FROM THE PRESIDENT 12/31/01


DEAR SHAREOWNERS,

I'm very pleased to be writing to you for the first time in my new role as president of Pioneer. I welcome this opportunity to offer a few thoughts as we move into what we all hope will be a more upbeat year for our nation.

Americans have always been a resilient people, as evidenced by the tremendous surge of national unity that followed the terrorist attacks. That same resilient spirit can be seen in the historic capacity of our securities markets to regain their footing after disruptive events, a pattern that was repeated over the last months of 2001. At year-end, the markets seemed to be forecasting an end to the current recession, based on the belief that the combination of low interest rates and last year's tax relief measures can have a sizeable, positive impact on the economy.

As part of the tax relief package, expanded contribution limits are now in effect for most retirement savings programs. For example, starting this with the 2002 tax year, you can contribute up to $3,000 to an IRA, a big boost over the longstanding $2,000 limit. There are also broader contribution opportunities for participants in other corporate retirement plans, including 401(k)s and 403(b)s. In addition, those age 50 and older may be able to make additional, "catch-up" contributions. With April 15 approaching, the time is ripe to fund last year's IRA, if you haven't yet done so. Your financial professional can help you decide which type of IRA - Roth or traditional - and which Pioneer funds might best suit your retirement needs.

Since the 1928 introduction of Pioneer Fund, our flagship fund, we have maintained a singular focus on making sound investment decisions for our shareowners. Today, Pioneer is part of a global financial enterprise, with access to more investment information and resources than at any time in our history - state-of-the-art tools that we use daily to manage our funds with your goals in mind.

For the latest information about Pioneer funds, as well as timely, informative articles on investing, I invite you to visit us at www.pioneerfunds.com. And to review how your portfolio now stands in light of your personal objectives, please contact your financial professional. The value of an advisor is never more evident than in times like these.

Thank you for your continued business. Everyone here at Pioneer truly appreciates it.

Regards,

/s/ Daniel T. Geraci
Daniel T. Geraci
Pioneer Investment Management, Inc.

[SIDENOTE]
PIONEER'S NEW PRESIDENT

Daniel T. Geraci recently joined Pioneer as President of Pioneer Investment Management, Inc., the arm of Pioneer responsible for managing our mutual fund portfolios and U.S. business interests.

Earlier, Mr. Geraci served as a senior executive at Fidelity Investments and at Midland Walwyn Capital of Toronto (now Merrill Lynch Canada). He began his career with E.F. Hutton and Company.

"Serving shareowners' interests has always been Pioneer's core value," Mr. Geraci said. "Today, we are redoubling our efforts to earn our customers' continued confidence as we pass through these challenging times."

PORTFOLIO SUMMARY 12/31/01

PORTFOLIO DIVERSIFICATION

(As a percentage of total investment portfolio)

[CHART]

Commercial Paper              64.3%
Corporate Bonds               35.7%

10 LARGEST HOLDINGS

(As a percentage of total investment portfolio)

 1.  The Coca Cola Co., 1.8%, 1/18/02                       3.99%
 2.  IBM Corp., 1.76%, 1/10/02                              3.54
 3.  Prudential Funding LLC, 1.93%, 1/7/02                  3.45
 4.  Epic, 1.74%, 1/2/02                                    2.50
 5.  PACCAR Financial Corp., 1.95%, 1/4/02                  2.39
 6.  J.P. Morgan Chase & Co., 1.79%, 1/24/02                2.39
 7.  Household Finance Corp., 2.04%, 1/24/02                2.30
 8.  SBC Jersey, 6.75%, 10/18/02                            2.30
 9.  Texaco Inc., 1.98%, 1/2/02                             2.22
10.  Virginia Electric & Power Co., 2.13%, 1/18/02          2.13

Fund holdings will vary for other periods.

PERFORMANCE UPDATE 12/31/01

SHARE PRICES

NET ASSET VALUE PER SHARE         12/31/01     12/31/00
Class A Shares                   $     1.00   $     1.00
Class B Shares                         1.00         1.00
Class C Shares                         1.00         1.00


DISTRIBUTIONS

PER SHARE                INCOME       SHORT-TERM         LONG-TERM
(12/31/00-12/31/01)    DIVIDENDS     CAPITAL GAINS     CAPITAL GAINS
Class A Shares         $    0.032          -                 -
Class B Shares              0.024          -                 -
Class C Shares              0.023          -                 -


YIELDS*

                            7-DAY ANNUALIZED     7-DAY EFFECTIVE**
Class A Shares                         1.57%                1.59%
Class B Shares                         0.29                 0.29
Class C Shares                         0.28                 0.28



* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

**   Assumes daily compounding of dividends.

     Past performance does not guarantee future results. Investment returns will fluctuate, and there can be no guarantee the Fund will be able to maintain a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

     During the period covered by this report, the Fund's investment advisor, Pioneer Investment Management, Inc., waived a portion of its fee or otherwise limited the Fund's expenses, otherwise returns would have been lower. As of the date of this report, Pioneer has agreed not to impose 0.10% of its management fee. This expense limitation is voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

PORTFOLIO MANAGEMENT DISCUSSION 12/31/01

Pioneer Cash Reserves Fund provided competitive income, despite declines in yield deriving from falling short-term interest rates, while maintaining a $1 share price during 2001. The Fund invests exclusively in high-quality money market instruments issued by the U.S. government and domestic and international corporations and banks. All issues have the highest ratings from the two leading nationally recognized ratings organizations: A1 by Standard and Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

In the following discussion, Andrew Feltus reviews the investment environment and strategies that affected the Fund's performance over the 12 months. Mr. Feltus is a member of Pioneer's Fixed Income Team, which is responsible for the daily management of the Fund.


Q:   HOW DID THE FUND PERFORM DURING 2001?

A: For the 12 months ended December 31, 2001, the Fund's Class A shares had a total return of 3.29%, while Class B shares returned 2.42% and Class C shares had a total return of 2.33%. As short-term interest rates fell during the year, the Fund's yield also fell. On December 31, 2001, the seven-day effective yield on Class A shares was 1.59%.


Q:   WHAT FACTORS AFFECTED PERFORMANCE, MOST NOTABLY THE FALLING YIELD?

A: The dominant influence on short-term securities during the year was the U.S. Federal Reserve Board. The Fed lowered rates 11 different times, by a total of 4.75%, over the 12 months as it attempted to reduce borrowing costs in the economy and increase liquidity to stimulate economic growth. To see how that affected the market, you need only look at the three-month Treasury bill during the year, which went from a yield of 5.90% to a yield of 1.73%. When short-term rates fall, the yields paid by a money market fund inevitably also fall.

Q:   GIVEN THIS REALITY OF FALLING RATES, WHAT STRATEGIES DID YOU PURSUE?

A: Pioneer Cash Reserves Fund continued to invest in high-quality, short-term securities. However, during the year we made some adjustments to our strategy. Our goal was to enhance the yield while making the portfolio safer through greater diversification. We did this by expanding the types of short-term instruments in which we may invest. Our policy now is to invest in all short-term domestic commercial securities that meet our quality standards, as well as all short-term Treasury securities, including floating rate notes.

     We did not, however, compromise quality. All securities in the portfolio continue to have credit ratings of at least A1 or P1, with most A1+ or P1+ or better. By expanding the types of instruments in which we may invest, including floating rate notes, we were able to buy securities with greater yield without exposing the portfolio to any additional credit risk.

     During the year, as short-term rates fell, we also extended the average life of securities in the portfolio to hold onto higher-yielding instruments as long as possible. However, we kept the average maturity at less than 90 days, as we did not want to expose the portfolio to excessive price fluctuations from interest-rate changes. At the end of the year, on December 31, 2001, the average maturity of securities was 82.2 days, while the effective maturity - allowing for the presence of floating notes - was 70 days. Just six months earlier, the average maturity was less than 50 days.


Q:   WHAT IS YOUR OUTLOOK FOR MONEY MARKET INSTRUMENTS AND YIELDS?

A: Realistically, in the near term the Fund's yield is likely to continue to decline as our longer-maturity, higher-yielding instruments finally reach their maturities and are replaced by lower-yielding securities.

     Looking at the economy as a whole, we expect continued low inflation which, combined with low interest rates and tax reductions, ultimately should lead to a rebound in economic growth. Eventually, the Federal Reserve should stop reducing rates, which would be a prelude to interest-rate increases. Until that happens, we will continue to look for the best available yield without compromising credit quality.

SCHEDULE OF INVESTMENTS 12/31/01

PRINCIPAL
AMOUNT                                                                          VALUE
               CORPORATE BONDS - 35.7%
               CAPITAL GOODS - 2.9%
               ELECTRICAL EQUIPMENT - 2.9 %
$  3,000,000   General Electric Capital Corp., 5.28%, 1/8/02             $  3,001,719
   1,000,000   General Electric Capital Corp., 5.18%, 2/1/02                1,002,498
   7,606,000   General Electric Capital Corp., 6.5%, 9/27/02                7,830,155
   1,000,000   General Electric Capital Corp., 6.7%, 10/1/02                1,030,254
   3,566,000   General Electric Capital Corp., 6.5%, 12/9/02                3,697,515
                                                                         ------------
                                                                         $ 16,562,141
                                                                         ------------
               TOTAL CAPITAL GOODS                                       $ 16,562,141
                                                                         ------------
               COMMUNICATION SERVICES - 3.2 %
               TELECOMMUNICATIONS (LONG DISTANCE) - 0.8 %
   4,500,000   Southern New England Telecomm, 6.5%, 2/15/02              $  4,524,393
                                                                         ------------
                                                                         $  4,524,393
                                                                         ------------
               TELEPHONE - 2.4 %
   5,500,000   Nynex Credit Corp., 6.5%, 4/15/02 (144A)                  $  5,565,276
   1,000,000   Nynex Credit Corp., 6.25%, 6/13/02                           1,015,983
   7,000,000   Bellsouth Telecomm Inc., 6.0%, 6/15/02                       7,106,050
                                                                         ------------
                                                                         $ 13,687,309
                                                                         ------------
               TOTAL COMMUNICATION SERVICES                              $ 18,211,702
                                                                         ------------
               CONSUMER CYCLICALS - 1.7 %
               RETAIL (GENERAL MERCHANDISE) - 1.7 %
   9,500,000   Wal-Mart Stores Inc., 6.875%, 8/1/02                      $  9,743,956
                                                                         ------------
               TOTAL CONSUMER CYCLICALS                                  $  9,743,956
                                                                         ------------
               FINANCIALS - 27.0 %
               BANKS (MAJOR REGIONAL) - 11.7 %
   9,000,000   Bank of America, 2.173%, 6/19/02                          $  9,013,521
   1,600,000   Bank of America, 2.15%, 8/23/02                              1,603,059
   4,750,000   Bank One Corp., 6.375%, 10/1/02                              4,878,529
   5,100,000   Citifinancial, 7.375%, 3/15/02                               5,153,710
   9,000,000   First Union National Bank, 2.15%, 5/9/02                     9,003,434
  10,000,000   First Union National Bank, 2.60625%, 7/16/02                10,013,627
   2,226,000   SBC Jersey, 5.75%, 3/18/02                                   2,241,984
   3,658,000   SBC Jersey, 6.5%, 7/8/02                                     3,730,096
  12,557,000   SBC Jersey, 6.75%, 10/18/02                                 12,963,133
   1,500,000   Wells Fargo & Company, 6.375%, 7/16/02                       1,535,089



   The accompanying notes are an integral part of these financial statements.

PRINCIPAL
AMOUNT                                                                          VALUE
               BANKS (MAJOR REGIONAL) - (CONTINUED)
$  4,000,000   Wells Fargo & Company, 6.375%, 9/15/02                    $  4,115,379
   1,600,000   Wells Fargo & Company, 7.0%, 1/15/03                         1,672,624
                                                                         ------------
                                                                         $ 65,924,185
                                                                         ------------
               BANKS (MONEY CENTER) - 5.1 %
   4,500,000   Bank One Corp, 2.10625%, 8/12/02                          $  4,506,492
   9,200,000   Bank One Corp, 6.4%, 8/1/02                                  9,416,085
   1,750,000   Bank of America, 2.1662%, 2/11/02                            1,750,187
   4,342,000   Bank of America, 7.75%, 7/15/02                              4,458,837
   4,000,000   J.P. Morgan Chase & Co., 7.25%, 9/15/02                      4,126,568
     865,000   Union Bank Switzerland Financial NV, 9.125%, 2/8/02            871,102
   1,000,000   Wells Fargo & Company, 8.75%, 5/1/02                         1,020,153
   2,300,000   Wells Fargo & Company, 6.5%, 9/3/02                          2,357,284
                                                                         ------------
                                                                         $ 28,506,708
                                                                         ------------
               CONSUMER FINANCE - 4.0 %
   1,800,000   Citifinancial, 6.875%, 5/1/02                             $  1,828,415
   1,000,000   Citifinancial, 6.375%, 9/15/02                               1,026,970
   3,500,000   Household Finance Corp., 6.125%, 7/15/02                     3,572,213
   5,000,000   Household Finance Corp., 5.875%, 11/1/02                     5,146,565
  11,000,000   National Rural Utilities Coop Finance, 2.29%, 5/31/02       11,011,283
                                                                         ------------
                                                                         $ 22,585,446
                                                                         ------------
               FINANCIAL (DIVERSIFIED) - 4.3 %
   6,580,000   Abbey National Treasury Services, 6.375%, 3/18/02         $  6,638,671
   6,745,000   American Express Credit Corp., 6.5%, 8/12/02                 6,901,714
   2,000,000   Associates Corp-N. America, 5.875%, 7/15/02                  2,039,858
   2,500,000   Associates Corp-N. America, 5.5%, 2/15/02                    2,510,014
   6,000,000   USAA Capital Corp., 6.9%, 11/1/02                            6,229,647
                                                                         ------------
                                                                         $ 24,319,904
                                                                         ------------
               INVESTMENT BANK/BROKERAGE - 1.9 %
   9,000,000   Salomon Smith Barney, 2.51%, 4/26/02                      $  9,009,067
   1,225,000   Salomon Smith Barney, 6.5%, 10/15/02                         1,262,260
     600,000   Salomon Smith Barney, 6.125%, 1/15/03                          621,836
                                                                         ------------
                                                                         $ 10,893,163
                                                                         ------------
               TOTAL FINANCIALS                                          $152,229,406
                                                                         ------------
               TECHNOLOGY - 0.5 %
               COMPUTER (HARDWARE) - 0.5 %
     500,000   IBM Corp., 7.0%, 1/28/02                                  $    501,823
   1,000,000   IBM Corp., 6.0%, 7/24/02                                     1,021,194



   The accompanying notes are an integral part of these financial statements.

PRINCIPAL
AMOUNT                                                                          VALUE
               COMPUTER (HARDWARE) - (CONTINUED)
$  1,000,000   IBM Corp., 7.25%, 11/1/02                                 $  1,040,749
                                                                         ------------
                                                                         $  2,563,766
                                                                         ------------
               TOTAL TECHNOLOGY                                          $  2,563,766
                                                                         ------------
               UTILITIES - 0.4 %
               ELECTRIC COMPANIES - 0.4 %
   2,000,000   Virginia Electric & Power Co., 7.375%, 7/1/02             $  2,047,472
                                                                         ------------
               TOTAL UTILITIES                                           $  2,047,472
                                                                         ------------
               TOTAL CORPORATE BONDS
               (Cost $201,358,443)                                       $201,358,443
                                                                         ------------
               COMMERCIAL PAPER - 64.3 %
   8,762,000   American Express Credit Corp., 3.67%, 1/10/02             $  8,753,961
  10,000,000   American Express Credit Corp., 1.8%, 1/11/02                 9,995,000
  10,000,000   American General Finance Corp., 2.02%, 1/3/02                9,998,878
  10,000,000   American General Finance Corp., 1.86%, 1/23/02               9,988,633
   5,000,000   Bank One Corp., 2.06%, 1/22/02 (144A)                        4,993,992
  10,000,000   BellSouth Capital Funding Corp., 1.75%, 1/18/02 (144A)       9,991,736
   5,000,000   BellSouth Capital Funding Corp., 1.77%, 1/30/02              4,992,871
  22,500,000   The Coca Cola Co., 1.8%, 1/18/02                            22,480,875
   7,500,000   Duke Energy Corp., 1.75%, 1/15/02                            7,494,896
   5,000,000   Duke Energy Corp., 1.93%, 1/17/02                            4,995,711
  10,000,000   Duke Energy Corp., 1.75%, 1/29/02                            9,986,389
  14,090,000   Epic, 1.74%, 1/2/02                                         14,089,319
   5,000,000   Equitable Resources Inc., 1.77%, 1/29/02 (144A)              4,993,117
   7,115,000   Gannett Co., 1.95%, 1/9/02 (144A)                            7,111,917
  10,000,000   Gannett Co., 1.75%, 1/25/02 (144A)                           9,988,333
   5,500,000   General Electric Capital Corp., 2.72%, 3/18/02               5,468,418
  11,500,000   Golden Peanut Co. LLC, 2.45%, 1/25/02                       11,481,217
   1,237,000   Golden Peanut Co. LLC, 2.09%, 2/19/02                        1,233,481
  13,000,000   Household Finance Corp., 2.04%, 1/24/02                     12,983,057
  20,000,000   IBM Corp., 1.76%, 1/10/02                                   19,991,200
  10,000,000   John Deere Ltd., 1.81%, 1/17/02                              9,991,956
  12,000,000   John Deere Ltd., 1.77%, 1/22/02                             11,987,190
   5,000,000   J.P. Morgan Chase & Co., 2.0%, 1/23/02                       4,993,889
  13,500,000   J.P. Morgan Chase &Co., 1.79%, 1/24/02                      13,484,561
  10,000,000   Monsanto Co., 2.29%, 6/24/02 (144A)                          9,889,317
  13,500,000   PACCAR Financial Corp., 1.95%, 1/4/02                       13,497,806
   9,000,000   PACCAR Financial Corp., 2.09%, 1/31/02                       8,984,325
  19,452,000   Prudential Funding LLC, 1.93%, 1/7/02                       19,445,743
   8,000,000   State Street Corp., 1.74%, 1/30/02                           7,988,787



   The accompanying notes are an integral part of these financial statements.

PRINCIPAL
AMOUNT                                                                          VALUE
               COMMERCIAL PAPER - (CONTINUED)
$ 12,500,000   Texaco Inc., 1.98%, 1/2/02                                $ 12,499,312
   4,000,000   Texaco Inc., 1.80%, 1/8/02                                   3,998,600
  10,500,000   Texaco Inc., 2.02%, 1/11/02                                 10,494,442
  10,000,000   Verizon Communications, 2.03%, 1/3/02                        9,998,872
   7,000,000   Verizon Communications, 2.4%, 1/31/02                        6,986,000
   5,000,000   Virginia Electric & Power Co., 2.08%, 1/14/02                4,996,244
   3,500,000   Virginia Electric & Power Co., 1.78%, 1/16/02                3,497,404
  12,000,000   Virginia Electric & Power Co., 2.13%, 1/18/02               11,987,930
   7,000,000   Wells Fargo & Co., 3.5%, 1/28/02                             6,981,626
                                                                         ------------
               TOTAL COMMERCIAL PAPER
               (Cost $362,717,005)                                       $362,717,005
                                                                         ------------
               TOTAL INVESTMENT IN SECURITIES - 100%
               (Cost $564,075,448) (a)                                   $564,075,448
                                                                         ------------


(a) At December 31,2001, the fund had a net capital loss carryforward of $24,203 which will expire between 2002 and 2003, if not utilized.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2001, the value of these securities amounted to $52,533,688 or 9.3% of total net assets.



   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 12/31/01

ASSETS:
  Investment in securities (cost $564,075,448)                                $   564,075,448
  Cash                                                                                632,247
  Receivables -
    Fund shares sold                                                                2,611,426
  Interest                                                                          3,327,915
  Other                                                                                 4,576
                                                                              ---------------
      Total assets                                                            $   570,651,612
                                                                              ---------------

LIABILITIES:
  Payables -
    Investment securities purchased                                           $     1,686,117
    Fund shares repurchased                                                         1,314,569
    Dividends                                                                         348,331
  Due to affiliates                                                                   375,206
  Accrued expenses                                                                    101,092
                                                                              ---------------
      Total liabilities                                                       $     3,825,315
                                                                              ---------------

NET ASSETS:
  Fund shares                                                                 $   566,850,500
  Accumulated net realized loss on investment                                         (24,203)
                                                                              ---------------
      Total net assets                                                        $   566,826,297
                                                                              ===============

NET ASSET VALUE PER SHARE:
(Offering and redemption price; unlimited number of shares authorized)
  Class A (based on $493,870,989/493,946,769 shares)                          $          1.00
                                                                              ===============
  Class B (based on $55,837,206/55,796,823 shares)                            $          1.00
                                                                              ===============
  Class C (based on $17,118,102/17,106,908 shares)                            $          1.00
                                                                              ===============

MAXIMUM OFFERING PRICE:
  Class C                                                                     $          1.01
                                                                              ===============



   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED 12/31/01

INVESTMENT INCOME:
  Interest                                                                         $    13,682,249
                                                                                   ---------------

EXPENSES:
  Management fees                                              $     1,424,228
  Transfer agent fees
    Class A                                                            835,803
    Class B                                                            140,307
    Class C                                                             61,403
  Distribution fees
    Class A                                                            362,857
    Class B                                                            515,749
    Class C                                                            160,419
  Administrative fees                                                   54,879
  Custodian fees                                                        78,410
  Registration fees                                                    153,051
  Professional fees                                                     39,965
  Printing                                                              48,581
  Fees and expenses of nonaffiliated trustees                            1,547
  Miscellaneous                                                         61,157
                                                               ---------------
    Total expenses                                                                 $     3,938,356
    Less management fees waived by
      Pioneer Investment Management, Inc.                                                  (17,419)
    Less fees paid indirectly                                                             (128,482)
                                                                                   ---------------
    Net expenses                                                                   $     3,792,455
                                                                                   ---------------
      Net investment income                                                        $     9,889,794
                                                                                   ===============

REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                                 $       266,490
                                                                                   ---------------
    Net increase in net assets resulting from operations                           $    10,156,284
                                                                                   ===============



   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED 12/31/01 AND 12/31/00

                                                                 YEAR ENDED         YEAR ENDED
                                                                  12/31/01           12/31/00
FROM OPERATIONS:
  Net investment income                                        $     9,889,794    $    16,453,726
  Net realized gain (loss) on investments                              266,490            (14,630)
                                                               ---------------    ---------------
    Net increase in net assets resulting from operations       $    10,156,284    $    16,439,096
                                                               ---------------    ---------------

DISTRIBUTIONS TO SHAREOWNERS FROM:
  Net investment income:
    Class A ($0.03 and $0.05 per share, respectively)          $    (8,463,806)   $   (13,801,091)
    Class B ($0.02 and $0.04 per share, respectively)               (1,085,849)        (2,075,532)
    Class C ($0.02 and $0.04 per share, respectively)                 (340,139)          (577,103)
                                                               ---------------    ---------------
      Total distributions to shareowners                       $    (9,889,794)   $   (16,453,726)
                                                               ---------------    ---------------

FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             $ 1,114,609,986    $ 1,695,235,627
  Reinvestment of distributions                                      8,751,507         14,245,963
  Cost of shares repurchased                                      (845,551,484)    (1,791,995,564)
                                                               ---------------    ---------------
    Net increase (decrease) in net assets resulting from
     fund share transactions                                   $   277,810,009    $   (82,513,974)
                                                               ---------------    ---------------
    Net increase (decrease) in net assets                      $   278,076,499    $   (82,528,604)

NET ASSETS:
  Beginning of year                                                288,749,798        371,278,402
                                                               ---------------    ---------------
  End of year                                                  $   566,826,297    $   288,749,798
                                                               ---------------    ---------------

CLASS A                                                             '01 AMOUNT         '00 AMOUNT
Shares sold                                                    $   916,754,964    $ 1,434,404,987
Reinvestment of distributions                                        7,479,814         11,928,320
Less shares repurchased                                           (673,437,176)    (1,490,586,445)
                                                               ===============    ===============
  Net increase (decrease)                                      $   250,797,602    $   (44,253,138)
                                                               ===============    ===============
CLASS B
Shares sold                                                    $   125,689,296    $   124,626,358
Reinvestment of distributions                                          979,369          1,833,078
Less shares repurchased                                           (105,567,179)      (158,948,454)
                                                               ===============    ===============
  Net increase (decrease)                                      $    21,101,486    $   (32,489,018)
                                                               ===============    ===============
CLASS C
Shares sold                                                    $    72,165,726    $   136,204,282
Reinvestment of distributions                                          292,324            484,565
Less shares repurchased                                            (66,547,129)      (142,460,665)
                                                               ===============    ===============
  Net increase (decrease)                                      $     5,910,921    $    (5,771,818)
                                                               ===============    ===============



   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 12/31/01

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
CLASS A
Net asset value, beginning of year                         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ----------     ----------     ----------     ----------     ----------
Increase from investment operations:
  Net investment income                                    $     0.03     $     0.05     $     0.04     $     0.05     $     0.05
Distributions to shareowners:
  Net investment income                                         (0.03)         (0.05)         (0.04)         (0.05)         (0.05)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                               $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ----------     ----------     ----------     ----------     ----------
Total return*                                                    3.29%          5.53%          4.23%          4.84%          4.78%
Ratio of net expenses to average net assets +                    0.93%          1.02%          1.01%          0.88%          0.94%
Ratio of net investment income to average net assets +           2.89%          5.36%          4.11%          4.61%          4.62%
Net assets, end of year (in thousands)                     $  493,871     $  242,861     $  287,126     $  250,318     $  209,041
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                   0.94%          1.02%          1.01%          0.88%          0.98%
  Net investment income                                          2.88%          5.36%          4.11%          4.61%          4.58%
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                   0.89%          0.94%          0.95%          0.77%          0.87%
  Net investment income                                          2.93%          5.44%          4.17%          4.72%          4.69%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
+  Ratio assuming no reduction for fees paid indirectly.



   The accompanying notes are an integral part of these financial statements.

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
CLASS B
Net asset value, beginning of year                         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ----------     ----------     ----------     ----------     ----------
Increase from investment operations:
  Net investment income                                    $     0.02     $     0.05     $     0.03     $     0.04     $     0.04
Distributions to shareowners:
  Net investment income                                         (0.02)         (0.05)         (0.03)         (0.04)         (0.04)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                               $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ----------     ----------     ----------     ----------     ----------
Total return*                                                    2.42%          4.64%          3.36%          3.96%          3.89%
Ratio of net expenses to average net assets +                    1.79%          1.86%          1.83%          1.67%          1.75%
Ratio of net investment income to average net assets +           2.08%          4.49%          3.33%          3.79%          3.85%
Net assets, end of year (in thousands)                     $   55,837     $   34,693     $   67,184     $   39,639     $   32,477
Ratios assuming no waiver of management fees
  by PIM and no reduction for fees paid indirectly:
  Net expenses                                                   1.79%          1.86%          1.83%          1.67%          1.78%
  Net investment income                                          2.08%          4.49%          3.33%          3.79%          3.82%
Ratios assuming waiver of management fees
  by PIM and reduction for fees paid indirectly:
  Net expenses                                                   1.77%          1.80%          1.81%          1.60%          1.70%
  Net investment income                                          2.10%          4.55%          3.36%          3.86%          3.90%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.
+  Ratio assuming no reduction for fees paid indirectly.



   The accompanying notes are an integral part of these financial statements.

                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            12/31/01       12/31/00       12/31/99       12/31/98       12/31/97
CLASS C
Net asset value, beginning of year                         $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ----------     ----------     ----------     ----------     ----------
Increase from investment operations:
  Net investment income                                    $     0.02     $     0.04     $     0.03     $     0.04     $     0.04
Distributions to shareowners:
  Net investment income                                         (0.02)         (0.04)         (0.03)         (0.04)         (0.04)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of year                               $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ----------     ----------     ----------     ----------     ----------
Total return*                                                    2.33%          4.54%          3.34%          4.12%          3.96%
Ratio of net expenses to average net assets +                    1.90%          2.00%          1.76%          1.66%          1.79%
Ratio of net investment income to average net assets +           2.09%          4.27%          3.41%          3.79%          3.84%
Net assets, end of year (in thousands)                     $   17,118     $   11,195     $   16,968     $   18,316     $    7,537
Ratios assuming no waiver of management fees
  by PIM and no reduction for fees paid indirectly:
  Net expenses                                                   1.91%          2.00%          1.76%          1.66%          1.81%
  Net investment income                                          2.08%          4.27%          3.41%          3.79%          3.82%
Ratios assuming waiver of management fees
  by PIM and reduction for fees paid indirectly
  Net expenses                                                   1.87%          1.87%          1.72%          1.38%          1.62%
  Net investment income                                          2.12%          4.40%          3.45%          4.07%          4.01%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at net asset value at the end of each period.

+  Ratio assuming no reduction for fees paid indirectly.



   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 12/31/01

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Cash Reserves Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   SECURITY VALUATION
     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of distributions paid during the year ended December 31, 2001 and 2000 were as follows:

DISTRIBUTIONS PAID FROM:                         2001               2000
------------------------
  Ordinary Income                          $     9,889,794   $    16,453,726
  Long-term capital gain                                 -                 -
  Return of Capital                                      -                 -
                                           ---------------   ---------------
      Total                                $     9,889,799   $    16,453,726

     Components of distributable earnings (accumulated losses) on a federal income tax basis at December 31, 2001. These amounts do not include the capital loss carryforward.

  Undistributed ordinary income            $             -
  Undistributed long-term gain                           -
  Unrealized appreciation                                -
                                           ---------------
      Total                                $             -

     The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

C.   FUND SHARES
     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   CLASS ALLOCATIONS
     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.   REPURCHASE AGREEMENTS
     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   MANAGEMENT AGREEMENT
PIM manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano). Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2001, $182,400 was payable to PIM related to management fees, administrative fees and certain other services.

3.   TRANSFER AGENT
PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $71,781 in transfer agent fees payable to PIMSS at December 31, 2001.

4.   DISTRIBUTION PLANS
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a majority owned indirect subsidiary of Unicredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $121,025 in distribution fees payable to PFD at December 31, 2001.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2001, CDSCs in the amount of $556,568 were paid to PFD.

5.   EXPENSE OFFSETS
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the year ended December 31, 2001, the Fund's expenses were reduced by $128,482 under such arrangements.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREOWNERS AND THE BOARD OF TRUSTEES OF PIONEER CASH RESERVES FUND:


We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Cash Reserves Fund (the Fund), as of December 31, 2001, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cash Reserves Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP


Boston, Massachusetts
February 15, 2002

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.


TRUSTEES AND OFFICERS

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 59 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. (Pioneer) serves as investment adviser (the Pioneer Funds). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

NAME, AGE AND ADDRESS              POSITION HELD                 TERM OF OFFICE/LENGTH OF SERVICE
John F. Cogan, Jr. (75)*           Chairman of the Board,        Trustee since 1987.
                                   Trustee and President         Serves until retirement or removal.


*Mr. Cogan is an interested trustee because he is an officer or director of the Fund's investment advisor and certain of its affiliates.


Daniel T. Geraci (44)**            Trustee and                   Trustee since October, 2001.
                                   Executive Vice President      Serves until retirement or removal.


**Mr. Geraci is an interested trustee because he is an officer, director and employee of the Fund's investment advisor and certain of its affiliates.


INDEPENDENT TRUSTEES

NAME, AGE AND ADDRESS              POSITION HELD                 TERM OF OFFICE/LENGTH OF SERVICE
Mary K. Bush (53)                  Trustee                       Trustee since 1997.
4201 Cathedral Avenue, NW,                                       Serves until retirement or removal.
Washington, DC, 20016


Richard H. Egdahl, M.D. (75)       Trustee                       Trustee since 1992.
Boston University Healthcare                                     Serves until retirement or removal.
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215


Margaret B.W. Graham (54)          Trustee                       Trustee since 1990.
1001 Sherbrooke Street West,                                     Serves until retirement or removal.
Montreal, Quebec, Canada

PRINCIPAL OCCUPATION DURING PAST
FIVE YEARS                                   OTHER DIRECTORSHIPS HELD

Deputy Chairman and a Director of            Director of Harbor Global Company,
Pioneer Global Asset Management              Ltd.
S.p.A. (PGAM); Non-Executive
Chairman and a Director of Pioneer
Investment Management USA Inc.
(PIM-USA); Chairman and a Director
of Pioneer; President of all of the
Pioneer Funds; and Of Counsel
(since 2000, Partner prior to
2000), Hale and Dorr LLP (counsel
to PIM-USA and the Pioneer Funds)

Director and CEO-US of PGAM since            None
November 2001; Director, Chief
Executive Officer and President of
PIM-USA since October 2001;
Director of Pioneer Funds
Distributor, Inc. and Pioneer
Investment Management Shareholder
Services, Inc. since October 2001;
President and a Director of Pioneer
and Pioneer International
Corporation since October 2001;
Executive Vice President of all of
the Pioneer Funds since October
2001; President of Fidelity Private
Wealth Management Group from 2000
through October 2001; and Executive
Vice President--Distribution and
Marketing of Fidelity Investments
Institutional Services and Fidelity
Investments Canada Ltd. prior to
2000


PRINCIPAL OCCUPATION DURING PAST
FIVE YEARS                                   OTHER DIRECTORSHIPS HELD

President, Bush & Co.                        Director and/or Trustee of Brady
(international financial advisory            Corporation (industrial
firm)                                        identification and specialty coated
                                             material products manufacturer),
                                             Mastec Inc. (communications and
                                             energy infrastructure), Mortgage
                                             Guaranty Insurance Corporation,
                                             R.J. Reynolds Tobacco Holdings,
                                             Inc. (tobacco) and Student Loan
                                             Marketing Association (secondary
                                             marketing of student loans)

Alexander Graham Bell Professor of           None
Health Care Entrepreneurship,
Boston University; Professor of
Management, Boston University
School of Management; Professor of
Public Health, Boston University
School of Public Health; Professor
of Surgery, Boston University
School of Medicine; University
Professor, Boston University

Founding Director, The Winthrop              None
Group, Inc. (consulting firm);
Professor of Management, Faculty of
Management, McGill University

INDEPENDENT TRUSTEES

NAME, AGE AND ADDRESS              POSITION HELD                 TERM OF OFFICE/LENGTH OF SERVICE
Marguerite A. Piret (53)           Trustee                       Trustee since 1987.
One Boston Place, 26th Floor,                                    Serves until retirement or removal.
Boston, MA 02108


Stephen K. West (73)               Trustee                       Trustee since 1993.
125 Broad Street,                                                Serves until retirement or removal.
New York, NY 10004


John Winthrop (65)                 Trustee                       Trustee since 1987.
One North Adgers Wharf,                                          Serves until retirement or removal.
Charleston, SC 29401

FUND OFFICERS

NAME, AGE AND ADDRESS              POSITION HELD                 TERM OF OFFICE/LENGTH OF SERVICE
Joseph P. Barri (55)               Secretary                     Since 1987.
                                                                 Serves at the discretion of Board.


Dorothy E. Bourassa (54)           Assistant Secretary           Since November, 2000.
                                                                 Serves at the discretion of Board.


Vincent Nave (56)                  Treasurer                     Since November, 2000.
                                                                 Serves at the discretion of Board.


Luis I. Presutti (36)              Assistant Treasurer           Since November, 2000.
                                                                 Serves at the discretion of Board.


John F. Daly III (36)              Assistant Treasurer           Since November, 2000.
                                                                 Serves at the discretion of Board.

PRINCIPAL OCCUPATION DURING PAST
FIVE YEARS                                   OTHER DIRECTORSHIPS HELD

President, Newbury, Piret &                  Director, Organogenesis Inc.
Company, Inc. (merchant banking              (tissue engineering company)
firm)


Of Counsel, Sullivan & Cromwell              Director, Dresdner RCM Global
(law firm)                                   Strategic Income Fund, Inc. and The
                                             Swiss Helvetia Fund, Inc.
                                             (closed-end investment companies),
                                             AMVESCAP PLC (investment managers)
                                             and First ING Life Insurance
                                             Company of New York


President, John Winthrop & Co.,              Director of NUI Corp. (energy
Inc. (private investment firm)               sales, services and distribution)


PRINCIPAL OCCUPATION DURING PAST
FIVE YEARS                                   OTHER DIRECTORSHIPS HELD

Partner, Hale and Dorr LLP;                  None
Secretary of all of the Pioneer
Funds


Secretary of PIM-USA: Senior Vice            None
President- Legal of Pioneer; and
Secretary/Clerk of most of
PIM-USA's subsidiaries since
October 2000; Assistant Secretary
of all of the Pioneer Funds since
November 2000; Senior Counsel,
Assistant Vice President and
Director of Compliance of PIM-USA
from April 1998 through October
2000; Vice President and Assistant
General Counsel, First Union
Corporation from December 1996
through March 1998


Vice President-Fund Accounting and           None
Custody Services of Pioneer
(Manager from September 1996 to
February 1999); and Treasurer of
all of the Pioneer Funds (Assistant
Treasurer from June 1999 to
November 2000)


Assistant Vice President-Fund                None
Accounting, Administration and
Custody Services of Pioneer (Fund
Accounting Manager from 1994 to
1999); and Assistant Treasurer of
all of the Pioneer Funds since
November 2000


Global Custody and Settlement                None
Division Manager of PIM-USA; and
Assistant Treasurer of all of the
Pioneer Funds since November 2000

PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS

Your investment representative can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.


FACTFONE(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.


SIX-MONTH REINSTATEMENT PRIVILEGE (FOR CLASS A AND CLASS B SHARES)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account--without paying a sales charge--within six months from your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's investment minimum requirement. Reinstated accounts may only purchase Class A fund shares.


INVESTOMATIC PLAN
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.


PAYROLL INVESTMENT PROGRAM (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You


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specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.


AUTOMATIC EXCHANGE PROGRAM
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)


DIRECTED DIVIDENDS
Lets you invest cash DIVIDENDS from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)


DIRECT DEPOSIT
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.


SYSTEMATIC WITHDRAWAL PLAN (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)


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THE PIONEER FAMILY OF MUTUAL FUNDS

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.


GROWTH FUNDS                                                GROWTH AND INCOME FUNDS
UNITED STATES
Pioneer Growth Shares                                       Pioneer Fund
Pioneer Mid Cap Growth Fund+                                Pioneer Balanced Fund
Pioneer Mid Cap Value Fund                                  Pioneer Equity Income Fund
Pioneer Small Cap Value Fund++                              Pioneer Value Fund (formerly Pioneer II)
Pioneer Small Company Fund
Pioneer Tax Managed Fund                                    INCOME FUNDS
                                                            TAXABLE
INTERNATIONAL/GLOBAL                                        Pioneer America Income Trust
Pioneer Emerging Markets Fund                               Pioneer Bond Fund
Pioneer Europe Fund                                         Pioneer High Yield Fund
Pioneer Europe Select Fund                                  Pioneer Strategic Income Fund
Pioneer International Equity
  Fund** (formerly Pioneer World Equity Fund)               TAX-FREE
Pioneer International Value                                 Pioneer Tax Free Income Fund
  Fund**(formerly Pioneer International Growth Fund)
                                                            MONEY MARKET FUND
SECTOR FUNDS                                                Pioneer Cash Reserves Fund*
Pioneer Global Financials Fund
Pioneer Global Health Care Fund
Pioneer Global Telecoms Fund
Pioneer Real Estate Shares
Pioneer Science & Technology
  Fund


* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
** Name change effective July 30, 2001.
+  Name change effective September 21, 2001.
++ Name change effective September 6, 2001.
Note: Pioneer Indo-Asia Fund merged into Pioneer Emerging Markets Fund on September 28, 2001. Pioneer Limited Maturity Bond Fund merged into Pioneer Bond Fund on September 28, 2001.


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                           THIS PAGE FOR YOUR NOTES.



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HOW TO CONTACT PIONEER


We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses, applications
and service forms                                           1-800-225-6292

FACTFONE(SM) for automated fund yields, prices,
account information and transactions                        1-800-225-4321

RETIREMENT PLANS INFORMATION                                1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                1-800-225-1997

WRITE TO US:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

OUR TOLL-FREE FAX                                           1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                  ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

VISIT OUR WEB SITE:                                   www.pioneerfunds.com

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.

[PIONEER INVESTMENTS LOGO]

PIONEER INVESTMENT MANAGEMENT, INC.          11066-00-0202
60 STATE STREET                              (C) PIONEER FUNDS DISTRIBUTOR, INC.
BOSTON, MASSACHUSETTS 02109                  UNDERWRITER OF PIONEER MUTUAL FUNDS
www.pioneerfunds.com                         [RECYCLED SYMBOL] PRINTED ON RECYCLED PAPER